Stockholders' Equity (Deficit) (Details) - USD ($)										1 Months Ended	12 Months Ended
	Mar. 17, 2024	Dec. 08, 2023	Sep. 29, 2023	Jul. 01, 2023	Jun. 30, 2023	Jun. 29, 2023	May 09, 2023	May 05, 2023	Apr. 11, 2023	Oct. 28, 2024	Dec. 31, 2024	Dec. 31, 2023	Mar. 23, 2023
Stockholders' Equity (Deficit) (Details) [Line Items]
Common Stock, Shares Authorized (in Shares)											500,000,000	500,000,000
Common Stock, Par or Stated Value Per Share (in Dollars per share)											$ 0.01	$ 0.01
Common Stock, Shares, Issued (in Shares)											9,762,258	5,567,957
Common Stock, Shares, Outstanding (in Shares)											9,762,258	5,567,957
Shares Issued, Price Per Share (in Dollars per share)			$ 0.8									$ 0.8
Shares Issued, Shares, Share-Based Payment Arrangement, before Forfeiture (in Shares)											300,000	247,776
Share-Based Payment Arrangement, Expense, after Tax											$ 94,000
Debt Conversion, Converted Instrument, Shares Issued (in Shares)			181,606
Gain (Loss) on Extinguishment of Debt											$ 515,964	$ 164,837
Accounts Payable, Other												105,089
Debt Conversion, Converted Instrument, Amount			$ 145,285
Gain on Conversion of Debt			138,531
Preferred Stock, Shares Authorized (in Shares)											100,000,000
Dividends, Preferred Stock											$ 1,033,729	1,719,781
Debt Related Commitment Fees and Debt Issuance Costs											0	7,644,077
Proceeds from Issuance of Preferred Stock and Preference Stock											0	738,500
Stock Issued During Period, Value, Issued for Services												897,000
Principal [Member]
Stockholders' Equity (Deficit) (Details) [Line Items]
Debt Conversion, Original Debt, Amount												57,138
Convertible Notes Payable [Member]
Stockholders' Equity (Deficit) (Details) [Line Items]
Debt Conversion, Converted Instrument, Amount			18,750								$ 62,328	79,503
Accrued Interest [Member]
Stockholders' Equity (Deficit) (Details) [Line Items]
Debt Conversion, Converted Instrument, Amount			2,101
Accrued Salaries [Member]
Stockholders' Equity (Deficit) (Details) [Line Items]
Debt Conversion, Converted Instrument, Amount			64,434
Accrued Board Fees [Member]
Stockholders' Equity (Deficit) (Details) [Line Items]
Debt Conversion, Converted Instrument, Amount			$ 60,000
Accrued Dividends [Member]
Stockholders' Equity (Deficit) (Details) [Line Items]
Debt Conversion, Original Debt, Amount									$ 215,659
Investment Incentive [Member]
Stockholders' Equity (Deficit) (Details) [Line Items]
Debt Conversion, Original Debt, Amount									1,371,846
Series D Preferred Stock [Member]
Stockholders' Equity (Deficit) (Details) [Line Items]
Conversion of Stock, Shares Issued (in Shares)											30,802
Series D Preferred Stock [Member] | Two Investors [Member]
Stockholders' Equity (Deficit) (Details) [Line Items]
Conversion of Stock, Amount Converted									2,467,500
Accrued Dividends [Member] | Two Investors [Member]
Stockholders' Equity (Deficit) (Details) [Line Items]
Conversion of Stock, Amount Converted									171,109
Series F Preferred Stock [Member]
Stockholders' Equity (Deficit) (Details) [Line Items]
Conversion of Stock, Shares Issued (in Shares)											1,889,835
Series C Preferred Stock [Member] | Two Investors [Member]
Stockholders' Equity (Deficit) (Details) [Line Items]
Conversion of Stock, Amount Converted									1,100,000
Investment Incentive [Member] | Two Investors [Member]
Stockholders' Equity (Deficit) (Details) [Line Items]
Conversion of Stock, Amount Converted									$ 1,016,888
Series X Preferred Stock [Member]
Stockholders' Equity (Deficit) (Details) [Line Items]
Conversion of Stock, Shares Issued (in Shares)											86,788
Vendor [Member]
Stockholders' Equity (Deficit) (Details) [Line Items]
Shares Issued, Price Per Share (in Dollars per share)								$ 0.85
Stock Issued During Period, Shares, New Issues (in Shares)								2,552
Howe Trust [Member]
Stockholders' Equity (Deficit) (Details) [Line Items]
Shares Issued, Price Per Share (in Dollars per share)							$ 0.85
Stock Issued During Period, Shares, New Issues (in Shares)							19,622
Member of Advisory Board [Member]
Stockholders' Equity (Deficit) (Details) [Line Items]
Shares Issued, Shares, Share-Based Payment Arrangement, before Forfeiture (in Shares)											75,000
Share-Based Payment Arrangement, Expense, after Tax											$ 212,513
Director [Member]
Stockholders' Equity (Deficit) (Details) [Line Items]
Shares Issued, Shares, Share-Based Payment Arrangement, before Forfeiture (in Shares)											250,000
Share-Based Payment Arrangement, Expense, after Tax											$ 228,000
Nonrelated Party [Member]
Stockholders' Equity (Deficit) (Details) [Line Items]
Stock Issued During Period, Shares, New Issues (in Shares)											237,349
Gain Loss On Settlement											$ 1,040,863	185,487
Debt Conversion, Converted Instrument, Shares Issued (in Shares)											154,107
Gain (Loss) on Extinguishment of Debt											$ 485,212
Dividends, Preferred Stock											$ 893,828	1,600,241
Related Party [Member]
Stockholders' Equity (Deficit) (Details) [Line Items]
Stock Issued During Period, Shares, New Issues (in Shares)											79,298
Dividends, Preferred Stock											$ 139,901	$ 119,540
Board [Member]
Stockholders' Equity (Deficit) (Details) [Line Items]
Debt Conversion, Converted Instrument, Shares Issued (in Shares)					2,926
Board [Member] | Accounts Payable [Member]
Stockholders' Equity (Deficit) (Details) [Line Items]
Shares Issued, Price Per Share (in Dollars per share)					$ 12.5
Debt Conversion, Original Debt, Amount					$ 36,575
Common Stock [Member]
Stockholders' Equity (Deficit) (Details) [Line Items]
Shares Issued, Shares, Share-Based Payment Arrangement, before Forfeiture (in Shares)											750,000
Common Stock [Member] | Member of Advisory Board [Member]
Stockholders' Equity (Deficit) (Details) [Line Items]
Shares Issued, Shares, Share-Based Payment Arrangement, before Forfeiture (in Shares)											525,000
Waiver Fee [Member]
Stockholders' Equity (Deficit) (Details) [Line Items]
Conversion of Stock, Shares Issued (in Shares)											2,007,425
Series X Preferred Stock [Member]
Stockholders' Equity (Deficit) (Details) [Line Items]
Common Stock Dividends, Shares (in Shares)											141,122	28,275
Shares Issued, Price Per Share (in Dollars per share)											$ 0.80	$ 0.80
Preferred Stock, Shares Authorized (in Shares)											31,427
Preferred Stock, Par or Stated Value Per Share (in Dollars per share)											$ 0.01	$ 0.01
Preferred Stock, Convertible, Conversion Price (in Dollars per share)											$ 4
Preferred Stock, Shares Outstanding (in Shares)											19,703	24,227
Dividends, Preferred Stock												$ 60,564
Preferred Stock, Shares Issued (in Shares)											19,703	24,227
Conversion of Stock, Shares Converted (in Shares)											11,724
Preferred Stock, Liquidation Preference Per Share (in Dollars per share)											$ 25
Preferred Stock, Dividend Payment Terms											The Company reserves the right to pay the dividends in shares of the Company’s common stock at a price equal to the average closing price over the five days prior to the date of the dividend declaration.
Share Price (in Dollars per share)				$ 0.80
Share-Based Compensation Arrangement by Share-Based Payment Award, Discount from Market Price, Offering Date				20.00%
Preferred Stock, Voting Rights											Each one share of the Series X Preferred Stock is entitled to 400 votes on all matters submitted to a vote of our shareholders.
Series X Preferred Stock [Member] | Series D Preferred Stock [Member]
Stockholders' Equity (Deficit) (Details) [Line Items]
Dividends, Preferred Stock, Stock											$ 104,454	$ 60,564
Series X Preferred Stock [Member] | Accrued Dividends [Member]
Stockholders' Equity (Deficit) (Details) [Line Items]
Dividends, Preferred Stock, Stock											71,240
Preferred Stock, Amount of Preferred Dividends in Arrears											$ 0
Series X Preferred Stock [Member] | Majority Shareholder [Member]
Stockholders' Equity (Deficit) (Details) [Line Items]
Common Stock Dividends, Shares (in Shares)												14,586
Series X Preferred Stock [Member] | Nonrelated Party [Member]
Stockholders' Equity (Deficit) (Details) [Line Items]
Common Stock Dividends, Shares (in Shares)												9,950
Series X Preferred Stock [Member] | Officers And Directors [Member]
Stockholders' Equity (Deficit) (Details) [Line Items]
Stock Issued During Period, Shares, Issued for Services (in Shares)											7,200
Stock Issued During Period, Value, Issued for Services											$ 180,000
Series X Preferred Stock [Member] | Director [Member]
Stockholders' Equity (Deficit) (Details) [Line Items]
Stock Issued During Period, Value, Issued for Services											$ 60,000
Common Stock [Member]
Stockholders' Equity (Deficit) (Details) [Line Items]
Shares Issued, Shares, Share-Based Payment Arrangement, before Forfeiture (in Shares)												300,000
Share-Based Payment Arrangement, Expense, after Tax												$ 897,000
Share Price (in Dollars per share)				$ 1
Series A Preferred Stock [Member]
Stockholders' Equity (Deficit) (Details) [Line Items]
Stock Issued During Period, Shares, New Issues (in Shares)										539,792
Preferred Stock, Shares Authorized (in Shares)										3,000,000	3,000,000
Preferred Stock, Par or Stated Value Per Share (in Dollars per share)										$ 0.01
Preferred Stock, Liquidation Preference Per Share (in Dollars per share)										$ 25
Series A Preferred Stock [Member] | Series D Preferred Stock [Member] | Convertible Notes Payable [Member]
Stockholders' Equity (Deficit) (Details) [Line Items]
Debt Conversion, Converted Instrument, Amount											$ 580,132	0
Series C Preferred Stock [Member]
Stockholders' Equity (Deficit) (Details) [Line Items]
Debt Conversion, Converted Instrument, Shares Issued (in Shares)									2,289
Preferred Stock, Shares Authorized (in Shares)											3,000,000
Preferred Stock, Dividend Rate, Percentage											6.00%
Preferred Stock, Dividend Rate, Per-Dollar-Amount (in Dollars per share)											$ 1.05
Preferred Stock, Convertible, Conversion Price (in Dollars per share)											$ 0.25
Preferred Stock, Shares Outstanding (in Shares)											0
Dividends, Preferred Stock												$ 17,603
Preferred Stock, Shares Issued (in Shares)									1,047,619
Conversion of Stock, Amount Converted									$ 1,100,000
Debt Related Commitment Fees and Debt Issuance Costs									1,016,888
Series C Preferred Stock [Member] | Two Investors [Member]
Stockholders' Equity (Deficit) (Details) [Line Items]
Conversion of Stock, Amount Converted									2,287,997
Series C Preferred Stock [Member] | Accrued Dividends [Member]
Stockholders' Equity (Deficit) (Details) [Line Items]
Conversion of Stock, Amount Converted									171,109
Series D Preferred Stock [Member]
Stockholders' Equity (Deficit) (Details) [Line Items]
Stock Issued During Period, Shares, New Issues (in Shares)		655
Preferred Stock, Shares Authorized (in Shares)											10,000,000
Preferred Stock, Par or Stated Value Per Share (in Dollars per share)											$ 0.01	$ 0.01
Preferred Stock, Dividend Rate, Percentage											6.00%
Preferred Stock, Dividend Rate, Per-Dollar-Amount (in Dollars per share)											$ 1.05
Preferred Stock, Convertible, Conversion Price (in Dollars per share)											$ 4
Preferred Stock, Shares Outstanding (in Shares)											25,000	250,000
Dividends, Preferred Stock											$ 14,172	$ 85,541
Preferred Stock, Shares Issued (in Shares)											25,000	250,000
Conversion of Stock, Amount Converted		$ 500,000							$ 2,467,500
Common Stock, Convertible, Conversion Price, Increase (in Dollars per share)											$ 0.25
Conversion of Stock, Shares Converted (in Shares)		500,000							2,350,000		100,000
Dividends, Preferred Stock, Stock											$ 18,175
Preferred Stock, Amount of Preferred Dividends in Arrears											$ 5,049
Stock and Warrants Issued During Period, Value, Preferred Stock and Warrants		$ 600,000
Series D Preferred Stock [Member] | Accrued Salary [Member]
Stockholders' Equity (Deficit) (Details) [Line Items]
Debt Conversion, Original Debt, Amount		38,000
Debt Conversion, Incentive, Amount		25,000
Series D Preferred Stock [Member] | Conversion Incentive [Member]
Stockholders' Equity (Deficit) (Details) [Line Items]
Debt Conversion, Original Debt, Amount		25,000
Series D Preferred Stock [Member] | Two Investors [Member]
Stockholders' Equity (Deficit) (Details) [Line Items]
Conversion of Stock, Amount Converted									$ 4,055,005
Series D Preferred Stock [Member] | Accrued Dividends [Member]
Stockholders' Equity (Deficit) (Details) [Line Items]
Conversion of Stock, Amount Converted		$ 67,000
Series D Preferred Stock [Member] | Accrued Dividends [Member] | Two Investors [Member] | Accrued Dividends [Member]
Stockholders' Equity (Deficit) (Details) [Line Items]
Conversion of Stock, Amount Converted									215,659
Series D Preferred Stock [Member] | Investment Incentive [Member] | Two Investors [Member]
Stockholders' Equity (Deficit) (Details) [Line Items]
Conversion of Stock, Amount Converted									$ 1,371,846
Series E Preferred Stock [Member]
Stockholders' Equity (Deficit) (Details) [Line Items]
Preferred Stock, Shares Authorized (in Shares)											10,000
Preferred Stock, Par or Stated Value Per Share (in Dollars per share)											$ 0.01	$ 0.01
Preferred Stock, Shares Outstanding (in Shares)											0	0
Preferred Stock, Shares Issued (in Shares)											0	0
Series F Preferred Stock [Member]
Stockholders' Equity (Deficit) (Details) [Line Items]
Debt Conversion, Converted Instrument, Shares Issued (in Shares)			911						8,116
Conversion of Stock, Shares Issued (in Shares)									4,055
Debt Conversion, Converted Instrument, Amount									$ 8,111,334
Preferred Stock, Shares Authorized (in Shares)											140,000		140,000
Preferred Stock, Par or Stated Value Per Share (in Dollars per share)											$ 0.01	$ 0.01	$ 0.01
Preferred Stock, Dividend Rate, Percentage	54.90%
Preferred Stock, Convertible, Conversion Price (in Dollars per share)											$ 4
Preferred Stock, Shares Outstanding (in Shares)											0	20,057
Dividends, Preferred Stock											$ 941,713
Preferred Stock, Shares Issued (in Shares)											0	20,057
Conversion of Stock, Shares Converted (in Shares)											8,333
Dividends, Preferred Stock, Stock											$ 899,607
Preferred Stock, Amount of Preferred Dividends in Arrears											0
Preferred Stock, Value, Outstanding													$ 1,000
Accrued Compensation											87,884
Preferred Stock, Liquidation Preference Per Share (in Dollars per share)			$ 1,000						$ 1,000
Series F Preferred Stock [Member] | Accounts Payable [Member]
Stockholders' Equity (Deficit) (Details) [Line Items]
Debt Conversion, Converted Instrument, Shares Issued (in Shares)						147
Debt Conversion, Original Debt, Amount						$ 146,214
Debt Conversion, Converted Instrument, Amount											0	$ 146,214
Series F Preferred Stock [Member] | Convertible Notes Payable [Member]
Stockholders' Equity (Deficit) (Details) [Line Items]
Debt Conversion, Original Debt, Amount			$ 414,118
Series F Preferred Stock [Member] | Accrued Interest [Member]
Stockholders' Equity (Deficit) (Details) [Line Items]
Debt Conversion, Original Debt, Amount			84,187						$ 365,012
Series F Preferred Stock [Member] | Investment Incentive [Member]
Stockholders' Equity (Deficit) (Details) [Line Items]
Debt Conversion, Original Debt, Amount			360,385						3,195,374
Series F Preferred Stock [Member] | Default Penalty [Member]
Stockholders' Equity (Deficit) (Details) [Line Items]
Debt Conversion, Original Debt, Amount									888,889
Series F Preferred Stock [Member] | Fees [Member]
Stockholders' Equity (Deficit) (Details) [Line Items]
Debt Conversion, Original Debt, Amount			10,000						60,000
Series F Preferred Stock [Member] | Premium on Notes Payable [Member]
Stockholders' Equity (Deficit) (Details) [Line Items]
Debt Conversion, Original Debt, Amount			$ 41,412
Series F Preferred Stock [Member] | Nine Investors Member | Convertible Notes Payable [Member]
Stockholders' Equity (Deficit) (Details) [Line Items]
Debt Conversion, Original Debt, Amount									$ 3,602,059
Series F Preferred Stock [Member] | Two Investors [Member]
Stockholders' Equity (Deficit) (Details) [Line Items]
Preferred Stock, Liquidation Preference Per Share (in Dollars per share)									$ 1,000
Series F Preferred Stock [Member] | Three Investors [Member]
Stockholders' Equity (Deficit) (Details) [Line Items]
Stock Issued During Period, Shares, New Issues (in Shares)									1,746
Stock and Warrants Issued During Period, Value, Preferred Stock and Warrants									$ 1,745,000
Preferred Stock, Liquidation Preference Per Share (in Dollars per share)									$ 1,000
Proceeds from Issuance of Preferred Stock and Preference Stock									$ 900,000
Payments of Stock Issuance Costs									$ 161,500
Series F Preferred Stock [Member] | Two Service Providers [Member]
Stockholders' Equity (Deficit) (Details) [Line Items]
Preferred Stock, Liquidation Preference Per Share (in Dollars per share)						$ 1,000
Series F Preferred Stock [Member] | Series D Preferred Stock [Member]
Stockholders' Equity (Deficit) (Details) [Line Items]
Debt Conversion, Converted Instrument, Amount											0	159,906
Series F Preferred Stock [Member] | Series D Preferred Stock [Member] | Accounts Payable [Member]
Stockholders' Equity (Deficit) (Details) [Line Items]
Debt Conversion, Converted Instrument, Amount											363,608	83,456
Series F Preferred Stock [Member] | Series D Preferred Stock [Member] | Convertible Notes Payable [Member]
Stockholders' Equity (Deficit) (Details) [Line Items]
Debt Conversion, Converted Instrument, Amount											0	9,523,178
Series F Preferred Stock [Member] | Series D Preferred Stock [Member] | Two Investors [Member]
Stockholders' Equity (Deficit) (Details) [Line Items]
Conversion of Stock, Shares Issued (in Shares)									4,055
Series F Preferred Stock [Member] | Series C Preferred Stock [Member] | Two Investors [Member]
Stockholders' Equity (Deficit) (Details) [Line Items]
Conversion of Stock, Shares Issued (in Shares)									2,289
Preferred Stock, Liquidation Preference Per Share (in Dollars per share)									$ 1,000
Series F Preferred Stock [Member] | Investment Incentive [Member] | Three Investors [Member]
Stockholders' Equity (Deficit) (Details) [Line Items]
Stock and Warrants Issued During Period, Value, Preferred Stock and Warrants									$ 845,000
Series F Preferred Stock [Member] | Chief Executive Officer [Member]
Stockholders' Equity (Deficit) (Details) [Line Items]
Debt Conversion, Converted Instrument, Shares Issued (in Shares)			2,138
Series F Preferred Stock [Member] | Chief Executive Officer [Member] | Convertible Notes Payable [Member]
Stockholders' Equity (Deficit) (Details) [Line Items]
Debt Conversion, Original Debt, Amount			$ 601,839
Series F Preferred Stock [Member] | Chief Executive Officer [Member] | Premium on Notes Payable [Member]
Stockholders' Equity (Deficit) (Details) [Line Items]
Debt Conversion, Original Debt, Amount			78,087
Series F Preferred Stock [Member] | Related Party [Member] | Accrued Interest [Member]
Stockholders' Equity (Deficit) (Details) [Line Items]
Debt Conversion, Original Debt, Amount			124,777
Series F Preferred Stock [Member] | Related Party [Member] | Accrued Board Fees [Member]
Stockholders' Equity (Deficit) (Details) [Line Items]
Debt Conversion, Original Debt, Amount			112,500
Series F Preferred Stock [Member] | Related Party [Member] | Investment Incentive [Member]
Stockholders' Equity (Deficit) (Details) [Line Items]
Debt Conversion, Original Debt, Amount			843,228
Series F Preferred Stock [Member] | Related Party [Member] | Accrued Salary [Member]
Stockholders' Equity (Deficit) (Details) [Line Items]
Debt Conversion, Original Debt, Amount			$ 376,625
Series F Preferred Stock [Member] | Related Party [Member] | Series D Preferred Stock [Member]
Stockholders' Equity (Deficit) (Details) [Line Items]
Debt Conversion, Converted Instrument, Amount											0	2,137,055
Series F Preferred Stock [Member] | Related Party [Member] | Series D Preferred Stock [Member] | Accounts Payable [Member]
Stockholders' Equity (Deficit) (Details) [Line Items]
Debt Conversion, Converted Instrument, Amount											$ 969,469	$ 0
Principal [Member] | Officers And Directors [Member]
Stockholders' Equity (Deficit) (Details) [Line Items]
Common Stock Dividends, Shares (in Shares)												3,739